Expense Example - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity International Growth Fund - Fidelity International Growth Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 103
3 years	322
5 years	558
10 years	$ 1,236